Property and Equipment, net (Narrative) (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 0	$ 0	$ 4,842,000	$ 4,197,000
Losses for the impairment and disposal of certain assets			$ 800,000	$ 700,000